Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Certain risks and concentration
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (11,706)	$ 69,508	$ (13,362)
VIEs
Certain risks and concentration
Purchases of goods and services from group companies		(29,738)
Sales of goods and services to group companies	217
Other operating activities with external parties	27,634	54,684	24,945
Net cash (used in)/generated from operating activities	(27,851)	(24,946)	(24,945)
Other investing activities with external parties	(21,985)	(8,801)	(19,417)
Net cash used in investing activities	(21,985)	(8,801)	(19,417)
Loans from group companies	437	25,580	23,527
Repayment of loans to group companies	(19,285)	(10,830)	(24,425)
Other financing activities with external parties	8,837	(13,388)	223
Net cash generated from/(used in) financing activities	(27,685)	28,138	(1,121)
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (21,819)	$ 44,283	$ 4,407